Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 1,208,362	€ 1,300,557	€ 2,617,978	€ 2,661,986
Post employee benefits	62,837	62,130	133,012	126,189
Share-based payments	3,091,132	2,088,045	5,952,342	3,400,920
Total	€ 4,362,331	€ 3,450,732	€ 8,703,332	€ 6,189,095